Risk/Return Summary - Patriot Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: PATRIOT FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page _______ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Patriot Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Patriot Fund	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.40%	1.40%	1.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.63%	0.64%	0.65%
Total Annual Fund Operating Expenses	2.28%	3.04%	2.05%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Patriot Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	793	1,246	1,725	3,040
Class C Shares	307	939	1,596	3,355
Class I Shares	208	643	1,103	2,379

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2019, the Fund’s portfolio turnover rate was 48%.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund primarily invests in common stocks included in the Standard and Poor’s 500 Index, excluding those that fail the adviser’s, Ascendant Advisors, LLC (the “Adviser”)’ “patriotic” investment screen. The Adviser’s patriotic investment screen eliminates common stocks issued by companies doing business in nations supporting terrorism including those nations “defined by the U.S. State Department as “Terror Nations.” Currently, there are several countries designated under these authorities: Iran, Sudan and Syria. Companies are screened on a quarterly basis and terror-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

From a universe of patriotic company common stocks, the Adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research. These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The Adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. Other analysis techniques include the use of price and earnings momentum to identify trend direction and strength. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The Adviser will sell a security when it fails the Adviser’s patriotic screen and may sell a security based on its performance, new research, or when the underlying investment thesis has deteriorated.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Management Risk. The Adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may result in investment losses for the Fund.

• Strategy Risk. Because the Adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.patriotfund.com or by calling 1-855-527-2363.

Bar Chart [Heading]	Class I Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	12.63%
Worst Quarter:	4th Quarter 2018	(13.48)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Patriot Fund	Label	One Year	Five Years	Since Inception	Inception Date
Class I Shares	Return before taxes	23.81%	9.10%	11.55%	Mar. 01, 2012
Class I Shares | After Taxes on Distributions		19.75%	7.49%	10.29%
Class I Shares | After Taxes on Distributions and Sales		16.96%	7.06%	9.30%
Class A Shares	Return before taxes	23.52%	8.81%	11.25%	Mar. 01, 2012
Class C Shares	Return before taxes	22.62%	8.02%	10.46%	Mar. 01, 2012
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		31.49%	11.70%	13.87%

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A shares and Class C shares, which are not shown, will vary from those of Class I shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.